American Century Capital Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EQUITY INCOME FUND * EQUITY INDEX FUND * LARGE COMPANY VALUE FUND
MID CAP VALUE FUND * NT LARGE COMPANY VALUE FUND * NT MID CAP VALUE FUND
REAL ESTATE FUND * SMALL CAP VALUE FUND * VALUE FUND

Supplement dated September 4, 2007 * Statement of Additional  Information  dated
August 1, 2007

AS OF SEPTEMBER 4, 2007, THE ADVISOR CLASS OF VALUE WAS COMBINED WITH THE A
CLASS OF THE SAME FUND. INFORMATION SPECIFIC TO THE FUND'S ADVISOR CLASS WILL BE
RESTATED WITH THE NEXT STATEMENT OF ADDITIONAL INFORMATION UPDATE TO REFLECT
CHANGES THAT RESULTED FROM THE COMBINATION. IN ADDITION, THE ADVISOR CLASSES OF
EQUITY INCOME AND REAL ESTATE WERE RENAMED A CLASS.

THE FOLLOWING REPLACES THE ENTRIES FOR EQUITY INCOME, REAL ESTATE AND VALUE IN
THE TABLE ON PAGES 2 AND 3.

FUND/CLASS                           TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Equity Income
  Investor Class                       TWEIX                        08/01/1994
--------------------------------------------------------------------------------
  Institutional Class                  ACIIX                        07/08/1998
--------------------------------------------------------------------------------
  A Class                              TWEAX                        03/07/1997
--------------------------------------------------------------------------------
  B Class(1)                           N/A                          N/A
--------------------------------------------------------------------------------
  C Class                              AEYIX                        07/13/2001
--------------------------------------------------------------------------------
  R Class                              AEURX                        08/29/2003
--------------------------------------------------------------------------------
Real Estate
  Investor Class                       REACX                        09/21/1995
--------------------------------------------------------------------------------
  Institutional Class                  REAIX                        06/16/1997
--------------------------------------------------------------------------------
  A Class                              AREEX                        10/06/1998
--------------------------------------------------------------------------------
  B Class(1)                           N/A                          N/A
--------------------------------------------------------------------------------
  C Class(1)                           N/A                          N/A
--------------------------------------------------------------------------------
  R Class(1)                           N/A                          N/A
--------------------------------------------------------------------------------
Value
  Investor Class                       TWVLX                        09/01/1993
--------------------------------------------------------------------------------
  Institutional Class                  AVLIX                        07/31/1997
--------------------------------------------------------------------------------
  A Class                              TWADX                        10/02/1996
--------------------------------------------------------------------------------
  B Class                              ACBVX                        01/31/2003
--------------------------------------------------------------------------------
  C Class                              ACLCX                        06/04/2001
--------------------------------------------------------------------------------
  R Class                              AVURX                        07/29/2005
--------------------------------------------------------------------------------

(1)  WE ANTICIPATE THAT THESE CLASSES WILL BE AVAILABLE FOR PURCHASE ON OR
     AFTER SEPTEMBER 28, 2007.

THE FOLLOWING REPLACES THE ENTRIES FOR EQUITY INCOME, LARGE COMPANY VALUE, MID
CAP VALUE, REAL ESTATE, SMALL CAP VALUE AND VALUE IN THE TABLE ON PAGES 42 AND
43.

FUND                  CLASS                     PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Equity Income         Investor, A, B,           1.00% of the first $2.5 billion
                      C and R
                                                0.95% of the next $2.5 billion
                                                0.90% of the next $5.0 billion
                                                0.85% of the next $5.0 billion
                                                0.80% over $15.0 billion
                      ---------------------------------------------------------
                      Institutional             0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $5.0 billion
                                                0.65% of the next $5.0 billion
                                                0.60% over $15.0 billion
--------------------------------------------------------------------------------
Large                 Investor, A, B,           0.90% of first $1 billion
Company               C, R and Advisor
Value
                                                0.80% of the next $4 billion
                                                0.70% over $5 billion
                      ---------------------------------------------------------
                      Institutional             0.70% of first $1 billion
                                                0.60% of the next $4 billion
                                                0.50% over $5 billion
--------------------------------------------------------------------------------
Mid Cap               Investor, R               1.00%
Value                 and Advisor
                      ----------------------------------------------------------
                      Institutional             0.80%
--------------------------------------------------------------------------------
Real Estate           Investor, A, B,           1.20% of first $100 million
                      C and R
                                                1.15% of the next $900 million
                                                1.10% of the next $1.0 billion
                                                1.05% over $2.0 billion
                      ---------------------------------------------------------
                      Institutional             1.00% of first $100 million
                                                0.95% of the next $900 million
                                                0.90% of the next $1.0 billion
                                                0.85% over $2.0 billion
--------------------------------------------------------------------------------
Small Cap             Investor, C               1.25% of the first $2.5 billion
Value                 and Advisor
                                                1.00% over $2.5 billion
                       ---------------------------------------------------------
                      Institutional             1.05% of the first $2.5 billion
                                                0.80% over $2.5 billion
--------------------------------------------------------------------------------
Value                 Investor, A, B,           1.00% of the first $2.5 billion
                      C and R
                                                0.95% of the next $2.5 billion
                                                0.90% of the next $2.5 billion
                                                0.85% over $7.5 billion
                      ----------------------------------------------------------
                      Institutional             0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% over $7.5 billion
--------------------------------------------------------------------------------

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THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER MULTIPLE CLASS STRUCTURE ON
PAGE 58.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A, B, C and Advisor Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the A, B, C, R and Advisor Classes is the same as for
Investor Class, but the A, B, C, R and Advisor Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A
Class Plan, B Class Plan, C Class Plan, R Class Plan and Advisor Class Plan,
respectively, and collectively, the plans) described below. The plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

THE FOLLOWING REPLACES THE ADVISOR CLASS PLAN SECTION ON PAGES 65-67.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at a shareholder meeting on July 27, 2007, the
Advisor Class shareholders approved a decrease in the fee required by the
Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the funds'
distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the
Advisor Class Plan was:

     Equity Income                      $5,080,684
     Large Company Value                $1,160,782
     Mid Cap Value                         $63,476
     Real Estate                        $2,026,200
     Small Cap Value                    $2,165,348
     Value                              $1,162,100

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The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provision of the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that use the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
     distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

     Equity Income                   $2,540,342
     Large Company Value               $580,391
     Mid Cap Value                      $31,738
     Real Estate                     $1,013,100
     Small Cap Value                 $1,082,674
     Value                             $581,050

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' investors and prospective investors;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

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4

(i)  assisting investors in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this
     Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2007, the aggregate amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

     Equity Income                      $2,540,342
     Large Company Value                  $580,391
     Mid Cap Value                         $31,738
     Real Estate                        $1,013,100
     Small Cap Value                    $1,082,674
     Value                                $581,050

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

As of September 4, 2007, the Advisor Classes of Equity Income, Real Estate and
Value were either renamed A Class or combined with an existing A Class and became subject to the A Class Plan.

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American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56560 0709